OPERATING SEGMENTS - Revenue and operating loss per segments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue and operating loss per segments
Total revenue	$ 9,548	$ 4,961	$ 11,117	$ 8,509
Operating income (loss)	(10,049)	(7,031)	(16,348)	(13,934)
Subscriptions
Revenue and operating loss per segments
Total revenue	5,864	3,525	7,259	5,900
SaaS related professional services
Revenue and operating loss per segments
Total revenue	615	89	574	521
Transactional Platforms fees
Revenue and operating loss per segments
Total revenue	3,069	1,347	3,284	2,088
Solutions
Revenue and operating loss per segments
Total revenue	6,479	3,614
Operating income (loss)	871	(340)	(667)	(451)
Solutions | Subscriptions
Revenue and operating loss per segments
Total revenue	5,864	3,525	7,259	5,900
Solutions | SaaS related professional services
Revenue and operating loss per segments
Total revenue	615	89	574	521
Platform
Revenue and operating loss per segments
Total revenue	3,069	1,347
Operating income (loss)	(4,927)	(4,151)	(10,231)	(8,784)
Platform | Transactional Platforms fees
Revenue and operating loss per segments
Total revenue	3,069	1,347	3,284	2,088
Unallocated
Revenue and operating loss per segments
Operating income (loss)	$ (5,993)	$ (2,540)	$ (5,450)	$ (4,699)